Financial risk management and impairment of financial assets (Tables)	6 Months Ended
Jun. 30, 2025
Financial risk management and impairment of financial assets
Summary of maturity analysis

		Between 2 and 5	After more than
June 30, 2025	Within 1 year	years	5 years	Total
	£ 000	£ 000	£ 000	£ 000
Trade and other payables	14,458	3,649	—	18,107
Lease liabilities	831	1,241	411	2,483
Convertible senior secured notes	—	100,995	—	100,995
	15,289	105,885	411	121,585

December 31, 2024
Trade and other payables	15,585	3,991	—	19,576
Lease liabilities	705	1,409	496	2,610
Convertible senior secured notes	—	103,915	—	103,915
	16,290	109,315	496	126,101